Leasing Activity (Tables)	12 Months Ended
Dec. 31, 2020
Lessor Disclosure [Abstract]
Leasing Revenue
Table 5.1 presents the composition of our leasing revenue and Table 5.2 provides the components of our investment in lease financing. Noninterest income on leases, included in Table 5.1 is included in other noninterest income on our consolidated statement of income. Lease expense, included in other noninterest expense on our consolidated statement of income, was $1.0 billion, $1.2 billion, and $1.3 billion for the years ended December 31, 2020, 2019 and 2018, respectively.

Table 5.1: Leasing Revenue

	Year ended December 31,
(in millions)	2020	2019
Interest income on lease financing	$732	869
Other lease revenues:
Variable revenues on lease financing	107	98
Fixed revenues on operating leases	1,169	1,393
Variable revenues on operating leases	47	66
Other lease-related revenues (1)	(78)	57
Noninterest income on leases	1,245	1,614
Total leasing revenue	$1,977	2,483
(1)    Predominantly includes net gains (losses) on disposition of assets leased under operating leases or lease financings.

Investment in Lease Financing
Table 5.2: Investment in Lease Financing

(in millions)	Dec 31, 2020	Dec 31, 2019
Lease receivables	$14,210	18,114
Residual asset values	3,810	4,208
Unearned income	(1,933)	(2,491)
Lease financing	$16,087	19,831

Maturities of Lease Receivables
Table 5.3 presents future lease payments owed by our lessees.

Table 5.3: Maturities of Lease Receivables

	December 31, 2020
(in millions)	Direct financing and sales- type leases	Operating leases
2021	$5,060	655
2022	3,650	461
2023	2,259	330
2024	1,274	227
2025	630	153
Thereafter	1,337	265
Total lease receivables	$14,210	2,091

Lessee Disclosure [Abstract]
Operating Lease Right of Use (ROU) Assets and Lease Liabilities	Table 5.4 presents balances for our operating leases.
Table 5.4: Operating Lease Right of Use (ROU) Assets and Lease Liabilities

(in millions)	Dec 31, 2020	Dec 31, 2019
ROU assets	$4,306	4,724
Lease liabilities	4,962	5,297

Lease Costs
Table 5.5 provides the composition of our lease costs, which are predominantly included in net occupancy expense.

Table 5.5: Lease Costs

	Year ended December 31,
(in millions)	2020	2019
Fixed lease expense – operating leases	$1,149	1,212
Variable lease expense	299	314
Other (1)	(77)	(68)
Total lease costs	$1,371	1,458
(1)Predominantly includes gains recognized from sale leaseback transactions and sublease rental income.
Lease Payments on Operating Leases
Table 5.6 provides the future lease payments under operating leases as well as information on the remaining average lease term and discount rate as of December 31, 2020.
Table 5.6: Lease Payments on Operating Leases

(in millions, except for weighted averages)	December 31, 2020
2021	$994
2022	994
2023	856
2024	702
2025	520
Thereafter	1,421
Total lease payments	5,487
Less: imputed interest	525
Total operating lease liabilities	$4,962
Weighted average remaining lease term (in years)	6.9
Weighted average discount rate	2.8%